Summary of Significant Accounting Policies - Schedule of Consolidated Statements of Operations (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Jan. 26, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Salaries and benefits	$ 31,181			$ 138,045	$ 106,505
Impairment of goodwill	0	$ 26,600	$ 346,100	372,728	0
Total operating expenses	89,353			1,069,912	487,960
Operating loss	(36,641)			(457,683)	(85,989)
Total other expense	1,049			35,360	45,640
Loss before income tax	(37,690)			(493,043)	(131,629)
Income tax benefit	(629)			(108,680)	(20,371)
Net loss from continuing operations	(37,061)			(384,363)	(111,258)
Net loss from discontinued operations, net of tax	0			(56,959)	(174,327)
Net loss	(37,061)			(441,322)	(285,585)
Less: Net loss from continuing operations attributable to non-controlling interest	0			(99,841)	(25,531)
Less: Net loss from discontinued operations attributable to non-controlling interest	0			(11,089)	(32,833)
Net loss attributable to System1, Inc.	(37,061)			(330,392)	(227,221)
Net loss from continuing operations	(37,061)			(284,522)	(85,727)
Net loss from discontinued operations	$ 0			$ (45,870)	$ (141,494)
Basic net loss per share, continuing operations (in dollars per share)				$ (3.19)	$ (0.94)
Diluted net loss per share, continuing operations (in dollars per share)				(3.19)	(0.94)
Basic net loss per share, discontinued operations (in dollars per share)				(0.51)	(1.54)
Diluted net loss per share, discontinued operations (in dollars per share)				(0.51)	(1.54)
Basic net loss per share (in dollars per share)				(3.70)	(2.48)
Diluted net loss per share (in dollars per share)				$ (3.70)	$ (2.48)
Weighted average number of shares outstanding - basic (in shares)				89,310	91,454
Weighted average number of shares outstanding - diluted (in shares)				89,310	91,454
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Salaries and benefits				$ 194,976
Impairment of goodwill				366,309
Total operating expenses				1,282,194
Operating loss				(508,254)
Total other expense				35,801
Loss before income tax				(544,055)
Income tax benefit				(101,976)
Net loss from continuing operations				(442,079)
Net loss from discontinued operations, net of tax				0
Net loss				(442,079)
Less: Net loss from continuing operations attributable to non-controlling interest				(105,682)
Less: Net loss from discontinued operations attributable to non-controlling interest				0
Net loss attributable to System1, Inc.				(336,397)
Net loss from continuing operations				(336,397)
Net loss from discontinued operations				$ 0
Basic net loss per share, continuing operations (in dollars per share)				$ (3.77)
Diluted net loss per share, continuing operations (in dollars per share)				(3.77)
Basic net loss per share, discontinued operations (in dollars per share)				0
Diluted net loss per share, discontinued operations (in dollars per share)				0
Basic net loss per share (in dollars per share)				(3.77)
Diluted net loss per share (in dollars per share)				$ (3.77)
Weighted average number of shares outstanding - basic (in shares)				89,251
Weighted average number of shares outstanding - diluted (in shares)				89,251
Revision Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Salaries and benefits				$ 3,074
Impairment of goodwill				6,419
Total operating expenses				9,493
Operating loss				(9,493)
Total other expense				0
Loss before income tax				(9,493)
Income tax benefit				(10,250)
Net loss from continuing operations				757
Net loss from discontinued operations, net of tax				0
Net loss				757
Less: Net loss from continuing operations attributable to non-controlling interest				(5,248)
Less: Net loss from discontinued operations attributable to non-controlling interest				0
Net loss attributable to System1, Inc.				6,005
Net loss from continuing operations				6,005
Net loss from discontinued operations
Basic net loss per share, continuing operations (in dollars per share)				$ 0.07
Diluted net loss per share, continuing operations (in dollars per share)				0.07
Basic net loss per share, discontinued operations (in dollars per share)				0
Diluted net loss per share, discontinued operations (in dollars per share)				0
Basic net loss per share (in dollars per share)				0.07
Diluted net loss per share (in dollars per share)				$ 0.07
Weighted average number of shares outstanding - basic (in shares)				59
Weighted average number of shares outstanding - diluted (in shares)				59
As Revised
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Salaries and benefits				$ 198,050
Impairment of goodwill				372,728
Total operating expenses				1,291,687
Operating loss				(517,747)
Total other expense				35,801
Loss before income tax				(553,548)
Income tax benefit				(112,226)
Net loss from continuing operations				(441,322)
Net loss from discontinued operations, net of tax				0
Net loss				(441,322)
Less: Net loss from continuing operations attributable to non-controlling interest				(110,930)
Less: Net loss from discontinued operations attributable to non-controlling interest				0
Net loss attributable to System1, Inc.				(330,392)
Net loss from continuing operations				(330,392)
Net loss from discontinued operations				$ 0
Basic net loss per share, continuing operations (in dollars per share)				$ (3.70)
Diluted net loss per share, continuing operations (in dollars per share)				(3.70)
Basic net loss per share, discontinued operations (in dollars per share)				0
Diluted net loss per share, discontinued operations (in dollars per share)				0
Basic net loss per share (in dollars per share)				(3.70)
Diluted net loss per share (in dollars per share)				$ (3.70)
Weighted average number of shares outstanding - basic (in shares)				89,310
Weighted average number of shares outstanding - diluted (in shares)				89,310
Impact of Reclassification of Discontinued Operations
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Salaries and benefits				$ (60,005)
Impairment of goodwill				0
Total operating expenses				(221,775)
Operating loss				60,064
Total other expense				(441)
Loss before income tax				60,505
Income tax benefit				3,546
Net loss from continuing operations				56,959
Net loss from discontinued operations, net of tax				(56,959)
Net loss				0
Less: Net loss from continuing operations attributable to non-controlling interest				11,089
Less: Net loss from discontinued operations attributable to non-controlling interest				(11,089)
Net loss attributable to System1, Inc.				0
Net loss from continuing operations				45,870
Net loss from discontinued operations				$ (45,870)
Basic net loss per share, continuing operations (in dollars per share)				$ (0.51)
Diluted net loss per share, continuing operations (in dollars per share)				(0.51)
Basic net loss per share, discontinued operations (in dollars per share)				(0.51)
Diluted net loss per share, discontinued operations (in dollars per share)				(0.51)
Basic net loss per share (in dollars per share)				0
Diluted net loss per share (in dollars per share)				$ 0